Fair Value Measurements (Details) - Schedule of Level 3 Fair Value Measurements Inputs - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Level 3 fair value measurements inputs [Abstract]
Volatility	3.18%	3.40%	10.50%
Share price (in Dollars per share)	$ 11.3	$ 10.72	$ 10.2
Expected life of the warrants to convert	5 years 21 days	5 years 2 months 23 days	5 years 6 months 21 days
Risk free rate	4.17%	4.04%	1.37%
Dividend yield	0.00%	0.00%	0.00%